Segment Reporting - Summary of Sales by Geography (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Total Revenue	$ 78,632	$ 55,852	$ 78,479	$ 63,763
Americas
Segment Reporting Information [Line Items]
Total Revenue	18,719	17,780	21,568	21,738
Asia Pacific
Segment Reporting Information [Line Items]
Total Revenue	49,923	30,073	45,096	33,898
Europe, Middle East and Africa
Segment Reporting Information [Line Items]
Total Revenue	$ 9,990	$ 7,999	$ 11,815	$ 8,127